Note D - Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Operating Leases, Rent Expense, Net	$ 529	$ 492	$ 492